PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2014	2013
Equipment and facilities	$3,896	$3,992
Internal-use software	519	519
Vehicles	910	932
Leasehold improvements	280	319
	5,605	5,762
Less: accumulated depreciation and amortization	4,348	4,270
Total property and equipment, net	$1,257	$1,492

Depreciation expense is $761, $764 and $711 for the years ended December 31, 2014, 2013 and 2012, respectively.